Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

MUNICIPAL BONDS - 97.3%	Par	Value
Alaska - 0.3%
Alaska Housing Finance Corp., 4.60%, 12/01/2042	$890,000	$907,349

Arizona - 2.4%
Arizona Industrial Development Authority, 4.00%, 07/01/2041	2,460,000	2,213,562
Peoria Arizona, 2.00%, 07/15/2038	3,375,000	2,623,859
Pima County Unified School District No 20 Vail, 5.00%, 07/01/2036	3,280,000	3,299,738
		8,137,159

California - 18.3%
California Community Choice Financing Authority
3.88% (SOFR + 1.45%), 04/01/2056	1,000,000	991,890
5.00%, 04/01/2056 (a)	4,000,000	4,231,840
5.00%, 10/01/2056 (a)	5,000,000	5,361,274
Series A, 5.00%, 01/01/2056 (a)	5,000,000	5,068,587
Series B2, 2.87% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	5,900,000	5,643,537
Series D, 5.50%, 05/01/2054 (a)	5,000,000	5,229,937
Series E1, 5.00%, 09/01/2029	3,805,000	3,982,697
Series H, 5.00%, 01/01/2056 (a)	5,000,000	5,413,478
California Earthquake Authority, 5.60%, 07/01/2027	10,885,000	10,984,058
California Municipal Finance Authority
5.00%, 11/01/2029 (b)	845,000	861,344
5.00%, 11/01/2049 (b)	1,575,000	1,463,286
California School Finance Authority, 5.00%, 07/01/2037 (b)	1,180,000	1,189,432
Los Angeles Department of Water & Power, 5.00%, 07/01/2038	2,290,000	2,340,151
San Francisco City & County Airport Comm-San Francisco International Airport, 5.50%, 05/01/2055	5,000,000	5,281,906
San Joaquin Valley Clean Energy Authority, 5.50%, 01/01/2056 (a)	4,000,000	4,359,286
		62,402,703

Colorado - 4.9%
Adams & Arapahoe Colorado Joint School District 28J Aurora, 5.00%, 12/01/2031	3,000,000	3,049,330
Colorado Health Facilities Authority
4.00%, 12/01/2040	3,500,000	3,373,732
5.00%, 08/01/2044	3,000,000	3,048,368
1.80%, 05/15/2064 (a)	2,500,000	2,500,000
Colorado Housing and Finance Authority, 5.75%, 11/01/2053	4,640,000	4,945,216
		16,916,646

Florida - 6.6%
Lee County Florida Airport Revenue, 5.00%, 10/01/2056 (a)	6,000,000	6,434,503
Miami Beach Florida Health Facilities Authority, 5.00%, 11/15/2039	4,455,000	4,458,298
Miami-Dade County Educational Facilities Authority, 5.00%, 04/01/2047	3,500,000	3,600,190
South Miami Health Facilities Authority, Inc., 5.00%, 08/15/2034	8,000,000	8,189,351
		22,682,342

Georgia - 4.0%
Atlanta Georgia Department of Aviation, 5.25%, 07/01/2041	3,750,000	4,086,733
Cartersville Georgia, 2.00%, 10/01/2039	3,195,000	2,370,045
Decatur Housing Authority, 3.25%, 09/01/2028 (a)	2,250,000	2,255,446
Development Authority for Fulton County
5.00%, 06/01/2029	700,000	745,717
5.25%, 06/01/2051	4,000,000	4,140,840
		13,598,781

Illinois - 7.5%
Chicago Board of Education Dedicated Capital Improvement Tax, 5.75%, 04/01/2048	5,000,000	5,234,184
Chicago Illinois Park District
Series C, 4.00%, 01/01/2036	1,000,000	1,000,976
Series D, 4.00%, 01/01/2036	2,930,000	2,945,039
Series F2, 4.00%, 01/01/2034	1,425,000	1,438,163
Du Page County Illinois, 3.00%, 05/15/2047	7,495,000	5,436,483
Illinois Finance Authority
3.69% (SOFR + 1.15%), 11/01/2034	2,415,000	2,418,579
4.80%, 12/01/2043 (a)(b)	2,000,000	2,015,077
4.13%, 12/01/2050 (a)(b)	2,500,000	2,441,524
Illinois Housing Development Authority, 4.85%, 10/01/2042	2,700,000	2,786,609
		25,716,634

Iowa - 0.9%
Bondurant-Farrar Iowa Community School District
2.00%, 06/01/2038	1,805,000	1,324,884
2.00%, 06/01/2039	2,555,000	1,822,354
		3,147,238

Maine - 0.4%
Portland Maine General Airport Revenue, 4.00%, 01/01/2038	1,500,000	1,489,171

Maryland - 2.1%
Baltimore County Maryland
4.00%, 01/01/2039	1,000,000	986,499
4.00%, 01/01/2040	1,525,000	1,492,000
Maryland Community Development Administration, 2.41%, 07/01/2043	2,482,761	1,731,986
Maryland Economic Development Corp., 4.00%, 07/01/2040	1,275,000	1,189,356
Maryland Health & Higher Educational Facilities Authority, 1.80%, 07/01/2041 (a)	1,800,000	1,800,000
		7,199,841

Michigan - 0.2%
Wayne County Airport Authority, 5.75%, 12/01/2050	750,000	805,304

Minnesota - 1.5%
Minneapolis Minnesota, 2.50%, 11/15/2048 (a)	5,000,000	5,000,000

Missouri - 1.0%
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	2,795,226	2,102,351
North Kansas City School District No 74, 2.00%, 03/01/2036	1,500,000	1,202,476
		3,304,827

Montana - 0.3%
Montana Board of Housing, 4.90%, 12/01/2042	1,000,000	1,037,452

Multi-State - 0.7%
FHLMC Multifamily VRD Certificates, 4.77%, 12/25/2042 (a)	2,200,000	2,287,031

New Hampshire - 0.5%
New Hampshire Housing Finance Authority, 4.65%, 07/01/2047	1,800,000	1,785,302

New Jersey - 0.5%
New Jersey Housing & Mortgage Finance Agency, 1.60%, 10/01/2026	1,765,000	1,746,157

New Mexico - 0.6%
New Mexico Mortgage Finance Authority, 2.92%, 02/01/2042 (a)	2,000,000	2,000,021

New York - 10.6%
Buffalo New York Sewer Authority, 4.00%, 06/15/2051	750,000	663,880
Build NYC Resource Corp., 5.00%, 09/01/2030	1,200,000	1,288,649
Metropolitan Transportation Authority, 5.00%, 11/15/2030	1,885,000	1,906,951
New York City Municipal Water Finance Authority, 1.80%, 06/15/2033 (a)	1,240,000	1,240,000
New York City New York Housing Development Corp., 2.60%, 11/01/2034	1,970,000	1,769,241
New York Energy Finance Development Corp., 5.00%, 07/01/2056 (a)	5,000,000	5,107,824
New York Liberty Development Corp., 3.13%, 09/15/2050	11,000,000	8,063,983
New York Mortgage Agency Homeowner Mortgage Revenue, 4.65%, 10/01/2043	3,000,000	3,019,389
New York State Dormitory Authority
5.25%, 05/01/2040	1,205,000	1,287,914
5.50%, 05/01/2049	750,000	777,061
New York State Housing Finance Agency, 1.65%, 05/15/2039	1,139,164	930,792
New York Transportation Development Corp.
5.00%, 07/01/2041	5,000,000	5,001,782
5.25%, 12/31/2054	5,000,000	5,032,070
		36,089,536

North Carolina - 1.1%
Charlotte-Mecklenburg Hospital Authority, 2.00%, 01/15/2048 (a)	1,215,000	1,215,000
North Carolina Medical Care Commission, 5.25%, 11/01/2046	2,630,000	2,699,511
		3,914,511

North Dakota - 1.7%
North Dakota Housing Finance Agency, 4.60%, 07/01/2043	5,660,000	5,698,215

Ohio - 0.3%
American Municipal Power, Inc., 5.00%, 02/15/2036	1,000,000	1,040,378

Oregon - 0.4%
Port of Portland OR Airport Revenue, 5.00%, 07/01/2042	1,305,000	1,311,146

Pennsylvania - 3.0%
Allegheny County Pennsylvania Hospital Development Authority, 3.00% (SIFMA Municipal Swap Index + 0.58%), 11/15/2026	1,750,000	1,743,317
Lancaster County Pennsylvania Hospital Authority, 5.00%, 08/15/2042	2,380,000	2,387,630
Lancaster Municipal Authority, 5.00%, 05/01/2044	2,200,000	2,240,977
Lehigh County Pennsylvania, 3.52% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	4,070,000	4,018,893
		10,390,817

Rhode Island - 1.0%
Rhode Island Housing & Mortgage Finance Corp., 3.60%, 10/01/2054 (a)	3,300,000	3,301,057

South Carolina - 2.1%
York County South Carolina Fort Mill School District No. 4
1.88%, 03/01/2037	4,585,000	3,570,957
1.88%, 03/01/2038	4,675,000	3,536,255
		7,107,212

Tennessee - 1.8%
Health Educational and Housing Facility Board of Memphis Tennessee, 5.00%, 07/01/2027 (a)	6,000,000	6,032,767

Texas - 6.3%
Alvin Independent School District/TX, 3.00%, 02/15/2039	2,850,000	2,502,974
Arlington Higher Education Finance Corp.
5.00%, 06/15/2039	225,000	242,301
4.00%, 06/15/2044	400,000	383,861
4.00%, 06/15/2049	270,000	237,484
4.13%, 06/15/2054	460,000	399,508
Austin Texas
7.88%, 09/01/2026	500,000	508,305
4.25%, 11/01/2032 (b)	395,000	394,801
5.00%, 11/01/2044 (b)	1,126,000	1,116,843
5.25%, 11/01/2053 (b)	750,000	723,428
Clifton Texas Higher Education Finance Corp., 5.00%, 02/15/2036	5,000,000	5,477,405
Houston Texas Combined Utility System Revenue, 2.48% (SIFMA Municipal Swap Index + 0.01%), 05/15/2034	2,000,000	2,000,000
Northside Independent School District, 3.55%, 06/01/2050 (a)	7,500,000	7,595,837
		21,582,747

Utah - 2.1%
Utah Housing Corp.
3.00%, 01/21/2052	1,589,836	1,410,407
4.50%, 06/21/2052	3,960,896	3,857,208
5.00%, 10/21/2052	1,958,053	1,966,858
		7,234,473

Virginia - 4.4%
Fairfax County Economic Development Authority, 2.33%, 12/01/2033 (a)	3,605,000	3,605,000
Harrisonburg Virginia, 1.88%, 07/15/2038	4,150,000	3,122,936
Newport News Economic Development Authority, 5.00%, 12/01/2038	6,000,000	6,004,231
Virginia Small Business Financing Authority, 4.00%, 01/01/2036	2,250,000	2,285,563
		15,017,730

Wisconsin - 9.8%
Calumet County Wisconsin
1.75%, 12/01/2037	1,035,000	770,270
1.88%, 12/01/2038	1,320,000	969,381
1.88%, 12/01/2039	2,650,000	1,893,221
New Glarus School District, 2.00%, 04/01/2039	1,510,000	1,096,962
Public Finance Authority
5.00%, 06/01/2030	750,000	776,382
5.00%, 06/01/2035	1,100,000	1,155,539
4.00%, 08/01/2059	3,688,745	3,693,668
4.75%, 08/01/2059 (a)(b)	5,000,000	4,975,430
3.63%, 06/15/2063	5,500,000	5,464,648
University of Wisconsin Hospitals & Clinics, 1.95%, 04/01/2048 (a)	6,000,000	6,000,000
Westosha Wisconsin Central High School District
2.00%, 03/01/2038	1,000,000	754,138
2.00%, 03/01/2039	1,500,000	1,098,371
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058 (a)	5,000,000	5,035,298
		33,683,308
TOTAL MUNICIPAL BONDS (Cost $336,727,333)		332,567,855

SHORT-TERM INVESTMENTS - 2.3%	Shares	Value
Money Market Funds - 2.3% First American Government Obligations Fund - Class Z, 3.54% (c)	7,751,281	7,751,281
TOTAL SHORT-TERM INVESTMENTS (Cost $7,751,281)		7,751,281

TOTAL INVESTMENTS - 99.6% (Cost $344,478,614)		340,319,136
Other Assets in Excess of Liabilities - 0.4%		1,278,487
TOTAL NET ASSETS - 100.0%		$341,597,623

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

FHLMC - Federal Home Loan Mortgage Corporation
SIFMA - Securities Industry and Financial Markets Association SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Tax-Exempt Sustainable Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$332,567,855	$–	$332,567,855
Money Market Funds	7,751,281	–	–	7,751,281
Total Investments	$7,751,281	$332,567,855	$–	$340,319,136

Refer to the Schedule of Investments for further disaggregation of investment categories.